Long-term debt - Additions and payments of equipment financing (Details) - Equipment financing - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Finance lease obligations, additions	$ 30,377	$ 58,675
Finance lease obligations, payments	(28,860)	(48,601)
Finance lease obligations, change in foreign exchange rates	190	973
Financing obligations, additions	114,930	233,668
Financing obligations, payments	(77,363)	(110,306)
Finance obligations, change in foreign exchange rates	(2,815)	6,015
Promissory notes, additions	0	0
Promissory notes, payments	(3,286)	(5,889)
Promissory notes, change in foreign exchange rates	0	0
Total equipment financing, additions	145,307	292,343
Total equipment financing, payments	(109,509)	(164,796)
Change in foreign exchange rates	$ (2,625)	$ 6,988